Overview - Additional information (Details)	Dec. 31, 2019 item
Overview
Number Of Vessels In Operation	25
Average Age Of Vessels	6 years 4 months 24 days
Equity Method Investment, Ownership Percentage	50.00%
Percentage Of Appreciation Granted In SAR Awards	400.00%